Significant Accounting Policies - Foreign Currency Translation (Details) VEF in Billions	12 Months Ended
Dec. 31, 2016 VEF
Foreign Currency Translation
Threshold percentage used to determine if economic environment is highly inflationary	100.00%
Number of years used to determine if economic environment is highly inflationary	3 years
Operating income of Venezuelan subsidiary as percent of consolidated amount high end of range	1.00%
Maximum balance of company's net monetary assets in Venezuelan bolivars	VEF 1.5
Exchange rate established by Venezuelan government from bolivars to dollars - DIPRO	10
Exchange rate established by Venezuelan government from bolivars to dollars - DICOM	670